UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-4503

				    Tax-Free Trust of Arizona
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	6/30

				Date of reporting period:	12/31/07

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.



SEMI-ANNUAL
REPORT

DECEMBER 31, 2007

                          A TAX-FREE INCOME INVESTMENT

                       [LOGO OF TAX-FREE TRUST OF ARIZONA:
                  EAGLE SITTING ON TOP OF FLAG ABOVE THE WORDS
                        "TAX-FREE TRUST OF ARIZONA"] (R)

[LOGO OF THE AQUILA
GROUP OF FUNDS:                    ONE OF THE
AN EAGLE'S HEAD]           AQUILA GROUP OF FUNDS (R)

[LOGO OF TAX-FREE TRUST OF ARIZONA:
EAGLE SITTING ON TOP OF FLAG ABOVE THE WORDS
"TAX-FREE TRUST OF ARIZONA"](R)

               SERVING ARIZONA INVESTORS FOR MORE THAN TWO DECADES

                            TAX-FREE TRUST OF ARIZONA

                            "HOW YOUR TRUST IS COPING
                       WITH THE CURRENT MARKET SITUATION"

                                                                  February, 2008

Dear Fellow Shareholder:

      As you are well aware, our country has been going through a credit crunch that began last year, particularly in August, 2007. This credit situation and liquidity crisis have continued to worsen in various forms since that time which has also led to a weakening in the U.S. dollar.

      While things have continued to be quite messy in the securities market despite the actions of the Federal Reserve to lower interest rates, we feel it is important for you to know that we are doing everything possible to ensure that your investment in Tax-Free Trust of Arizona does not have any problems.

      By design, Tax-Free Trust of Arizona contains an overwhelming percentage of securities - 89% as of 12/31/07 - which, due to the addition of insurance bought by issuers or otherwise, are credit rated as A or higher. You should be aware, however, that when purchasing securities for the Trust's portfolio, we always look to the UNDERLYING CREDIT QUALITY of the issues. Even without insurance and other credit enhancements, your Trust's portfolio manager has confirmed that the underlying credit quality of the Trust's portfolio holdings is approximately 81% A-rated or higher. Additionally, the average maturity of the securities in the Trust's portfolio is intermediate in nature. Thus, with a portfolio of high quality and intermediate maturity securities, the Trust's share value has remained reasonably stable. We strongly believe that when things get tough in the securities markets, that's when a portfolio of high quality investments pays off.

      You can be assured that we will seek to continue operating the Trust and maintaining its portfolio in your best interest. As we have emphasized to you since the founding of Tax-Free Trust of Arizona, the Trustees and management team of your Trust fully realize that it is YOUR money, invested in YOUR fund, invested in projects throughout YOUR communities and state. Not only are YOUR investments in the Trust being handled as well as we can in terms of its portfolio construction, but your Trust is also helping to fund hundreds of vital municipal projects throughout Arizona.

      Because it is YOUR Trust, we try to ensure that all shareholders always have the chance to know what is going on with their investment. Furthermore, we want shareholders to have the chance to ask any questions of the management team, to ease any concern they might have. Thus, to provide you with face-to-face access to your management team, we always hold IN-STATE Annual Meetings of Shareholders.

                         NOT A PART OF THE ANNUAL REPORT

      One question asked during a recent shareholder meeting of another fund in the Aquila Group of Funds that we think you might find of interest concerned the cost of running the fund. This question gives us an opportunity to emphasize that the total annualized expense ratio of Tax-Free Trust of Arizona Class A shares is 0.74% (as you will note in the enclosed Semi-Annual Report). Or, put another way, the total annual operating cost is only 0.74 of 1%. With the average expense ratio of similar type funds being 0.83%, we believe that Tax-Free Trust of Arizona is doing a good job of controlling costs. It is also very important for us to point out that the Trust's expense ratio is NOT subsidized. When comparing expense ratios, it is important to read the fine print to see whether or not operating costs are subsidized.

      We appreciate your loyalty to Tax-Free Trust of Arizona. We will do everything we can to merit your continued trust.

                                   Sincerely,

                                 [PHOTO OMITTED]

/s/ Lacy B. Herrmann                            /s/ Diana P. Herrmann

Lacy B. Herrmann                                Diana P. Herrmann
Founder and Chairman Emeritus                   President

For certain investors, some dividends of your Trust may be subject to Federal and State taxes, including the Alternative Minimum Tax.

                         NOT A PART OF THE ANNUAL REPORT

                            TAX-FREE TRUST OF ARIZONA
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007
                                   (UNAUDITED)

                                                                              RATING
  PRINCIPAL                                                                  MOODY'S/
   AMOUNT      GENERAL OBLIGATION BONDS (16.4%)                                S&P              VALUE
------------   --------------------------------------------------------      --------       ------------
               Bullhead City Parkway Improvement District
$    850,000   6.100%, 01/01/11 .......................................       Baa2/NR       $     855,517
     815,000   6.100%, 01/01/12 .......................................       Baa2/NR             819,963
               Flagstaff Improvement District (Aspen Place Sawmill)
   2,000,000   5.000%, 01/01/32 .......................................        A1/NR            2,001,480
               Gilbert Improvement District No. 19
     335,000   5.200%, 01/01/23 .......................................        A3/A-              346,199
               Goodyear McDowell Road Commercial Corridor
                  Improvement District
   2,500,000   5.250%, 01/01/32 AMBAC Insured .........................       Aaa/AAA           2,583,200
               Goodyear Utility District No. 1
   1,255,000   5.350%, 07/15/28 ACA insured ...........................       A3/BBB            1,167,790
               Graham Co. Unified School District No. 1 (Safford)
     185,000   5.000%, 07/01/10 FGIC Insured ..........................       Aaa/NR              186,756
               Graham Co. Unified School District No. 4 (Thatcher)
     400,000   5.000%, 07/01/10 FSA Insured ...........................       Aaa/NR++            403,872
     400,000   4.750%, 07/01/12 FSA Insured ...........................       Aaa/NR++            417,772
               Greenlee Co. School District No. 18 (Morenci)
     150,000   5.000%, 07/01/11 .......................................       Baa3/NR             154,104
               Maricopa Co. Elementary School District No. 3 (Tempe)
   1,025,000   5.500%, 07/01/14 FGIC Insured (pre-refunded) ...........       Aaa/AAA           1,072,068
               Maricopa Co. Elementary School District No. 38
                  (Madison)
     730,000   5.000%, 07/01/22 MBIA Insured ..........................       Aaa/AAA             769,603
               Maricopa Co. Elementary School District No. 68
                  (Alhambra)
   3,000,000   5.500%, 07/01/14 FSA Insured ...........................       Aaa/NR            3,354,960
               Maricopa Co. High School District No. 210
                  (Phoenix Union)
   2,245,000   5.000%, 07/01/23 FSA Insured (pre-refunded) ............       Aaa/AAA           2,454,032
               Maricopa Co. Unified School District No. 24
                  (Gila Bend)
     670,000   5.500%, 07/01/21 .......................................       NR/NR*              632,212
   1,000,000   5.500%, 07/01/22 .......................................       NR/NR*              933,690
               Maricopa Co. Unified School District No. 41 (Gilbert)
   2,300,000   6.250%, 07/01/15 FSA Insured (pre-refunded) ............       Aaa/AAA           2,337,329
     200,000   6.250%, 07/01/15 FSA Insured ...........................       Aaa/AAA             203,010

                                                                              RATING
  PRINCIPAL                                                                  MOODY'S/
   AMOUNT      GENERAL OBLIGATION BONDS (CONTINUED)                            S&P              VALUE
------------   --------------------------------------------------------      --------       ------------
               Maricopa Co. Unified School District No. 69
                  (Paradise Valley)
$  2,400,000   5.800%, 07/01/09 AMBAC Insured .........................       Aaa/AAA      $    2,495,880
   1,000,000   5.300%, 07/01/11 MBIA Insured ..........................       Aaa/AAA           1,066,470
               Maricopa Co. Unified School District No. 89 (Dysart)
   2,185,000   5.500%, 07/01/22 FGIC Insured ..........................       Aaa/AAA           2,501,257
   1,300,000   5.000%, 07/01/25 XLCA Insured ..........................       Aaa/AAA           1,358,513
               Maricopa Co. Unified School District No. 90
                  (Saddle Mountain)
   1,200,000   5.000%, 07/01/13 .......................................      Baa2/NR+++         1,237,932
               Peoria, Arizona
     850,000   5.500%, 04/01/16 FGIC Insured (pre-refunded) ...........       Aaa/AAA             875,772
               Phoenix, Arizona
   1,000,000   6.250%, 07/01/16 .......................................       Aa1/AAA           1,191,600
   1,240,000   6.250%, 07/01/17 .......................................       Aa1/AAA           1,492,253
   1,000,000   5.375%, 07/01/20 .......................................       Aa1/AAA           1,076,880
   3,250,000   5.375%, 07/01/25 (pre-refunded) ........................       Aa1/AAA           3,427,580
               Pinal Co. Unified School District No. 1 (Florence)
   1,500,000   5.000%, 07/01/27 FGIC Insured ..........................       NR/AAA            1,565,655
               Pinewood Sanitary District
     605,000   6.500%, 07/01/09 .......................................       NR/NR*              607,523
               Prescott Valley Sewer Collection Improvement District
     171,000   7.900%, 01/01/12 .......................................       NR/BBB+             176,775
               Queen Creek Improvement District No. 1
   2,955,000   5.000%, 01/01/32 .......................................      Baa2/BBB-          2,672,029
               Scottsdale, Arizona
   1,050,000   5.750%, 07/01/18 (pre-refunded) ........................       Aaa/AAA           1,091,969
   3,140,000   5.000%, 07/01/19 .......................................       Aaa/AAA           3,298,068
   2,325,000   5.500%, 07/01/22 (pre-refunded) ........................       Aaa/AAA           2,409,514
               Show Low Improvement District No. 6
     950,000   6.000%, 01/01/18 ACA Insured ...........................      NR/CCC***            968,858
               Tempe, Arizona
   1,015,000   5.400%, 07/01/11 .......................................       Aa1/AAA           1,088,567
   1,000,000   5.000%, 07/01/18 .......................................       Aa1/AAA           1,045,710
                                                                                            -------------
               Total General Obligation Bonds .........................                        52,342,362
                                                                                            -------------

                                                                              RATING
  PRINCIPAL                                                                  MOODY'S/
   AMOUNT      REVENUE BONDS (CONTINUED)                                       S&P              VALUE
------------   --------------------------------------------------------      --------       ------------
               AIRPORT REVENUE BONDS (3.2%)
               Phoenix Airport Authority Revenue Bonds
$  1,795,000   6.300%, 07/01/10 AMT, MBIA Insured .....................       Aaa/AAA       $   1,797,136
     565,000   6.400%, 07/01/12 AMT, MBIA Insured .....................       Aaa/AAA             565,644
               Phoenix Civic Improvement Corp. Airport
                  Revenue Bonds
   1,890,000   6.300%, 07/01/14 .......................................       Aa2/AAA           1,894,895
   3,600,000   5.000%, 07/01/17 FSA Insured ...........................       Aaa/AAA           3,654,756
   2,200,000   5.250%, 07/01/27 AMT, FGIC Insured .....................       Aaa/AAA           2,235,134
                                                                                            -------------
               Total Airport Revenue Bonds ............................                        10,147,565
                                                                                            -------------
               BASIC SERVICE REVENUE BONDS (11.7%)
               Arizona School Facilities Board Revenue Bonds
   1,000,000   5.500%, 07/01/10 .......................................       Aaa/AAA           1,057,860
   1,000,000   5.750%, 07/01/18 AMBAC Insured (pre-refunded) ..........       Aaa/AAA           1,136,480
               Arizona Transportation Board Revenue Bonds
   1,000,000   6.250%, 07/01/16 (pre-refunded) ........................       Aa1/AAA           1,047,210
   2,000,000   5.000%, 07/01/22 .......................................       Aa1/AAA           2,132,360
   1,000,000   5.250%, 07/01/24 .......................................       Aa1/AAA           1,081,940
               Buckeye Excise Tax Revenue Bonds
     500,000   5.900%, 08/01/20 AMBAC Insured .........................       Aaa/AAA             536,550
               Casa Grande Excise Tax Revenue Bonds
     440,000   5.200%, 04/01/17 MBIA Insured ..........................       Aaa/NR++            446,464
   1,835,000   5.000%, 04/01/21 AMBAC Insured .........................      Aaa/NR++++         1,931,227
               Chandler Street & Highway User Revenue Bonds
     985,000   5.400%, 07/01/13 MBIA Insured ..........................       Aaa/AAA             991,757
               Greater Arizona Development Authority Revenue Bonds
   1,165,000   5.600%, 08/01/16 MBIA Insured ..........................       Aaa/AAA           1,203,853
   2,000,000   5.000%, 08/01/22 MBIA Insured ..........................       Aaa/AAA           2,106,780
   2,000,000   5.000%, 08/01/28 .......................................        A1/A+            2,050,740
   1,200,000   5.500%, 08/01/29 .......................................        A1/A+            1,280,964
               Mesa Utility System
   1,000,000   6.500%, 07/01/09 FGIC insured ..........................       Aaa/AAA           1,049,340
               Phoenix Civic Improvement Corp. Excise Tax
                  Revenue Bonds (Courthouse Project)
   1,230,000   5.250%, 07/01/20 (pre-refunded) ........................       Aa2/AAA           1,282,029
   2,500,000   5.250%, 07/01/24 (pre-refunded) ........................       Aa2/AAA           2,605,750

                                                                              RATING
  PRINCIPAL                                                                  MOODY'S/
   AMOUNT      REVENUE BONDS (CONTINUED)                                       S&P              VALUE
------------   --------------------------------------------------------      --------       ------------
               BASIC SERVICE REVENUE BONDS (CONTINUED)
               Phoenix Civic Improvement Corp. Wastewater
                  Revenue Bonds
$  1,500,000   5.500%, 07/01/24 FGIC Insured ..........................       Aaa/AAA       $   1,714,890
   3,000,000   5.000%, 07/01/32 MBIA Insured ..........................       Aaa/AAA           3,128,970
               Phoenix Street & Highway User Revenue Bonds
     645,000   6.250%, 07/01/11 .......................................        A1/A+              646,645
     395,000   6.250%, 07/01/11 MBIA Insured ..........................       Aaa/AAA             396,007
   2,925,000   zero coupon, 07/01/13 FGIC Insured .....................       Aaa/AAA           2,365,945
               Scottsdale Preserve Authority Excise Tax
                  Revenue Bonds
   1,185,000   5.250%, 07/01/18 .......................................       Aa3/AA-           1,245,435
   1,255,000   5.250%, 07/01/19 .......................................       Aa3/AA-           1,316,909
               Tempe Excise Tax Revenue Bonds
   2,000,000   5.250%, 07/01/19 (pre-refunded) ........................       Aa2/AAA           2,193,380
               Tucson Water System Revenue Bonds
   2,200,000   5.500%, 07/01/18 FGIC Insured ..........................       Aaa/AAA           2,414,236
                                                                                            -------------
               Total Basic Service Revenue Bonds ......................                        37,363,721
                                                                                            -------------
               HOSPITAL REVENUE BONDS (18.2%)
               Arizona Health Facilities Authority (Banner Health)
     500,000   5.000%, 01/01/25 .......................................       NR/AA-              510,895
               Arizona Health Facilities Authority (Blood Systems)
     500,000   4.750%, 04/01/25 .......................................        NR/A-              495,320
               Arizona Health Facilities (Northern Arizona
                  Healthcare System)
   1,000,000   5.250%, 10/01/16 MBIA Insured ..........................       Aaa/AAA           1,015,230
               Arizona Health Facilities (Phoenix Children's Hospital)
   1,000,000   5.375%, 02/15/18 (pre-refunded) ........................       Baa3/NR           1,083,490
   1,465,000   6.250%, 11/15/29 (pre-refunded) ........................       Baa3/NR           1,546,249
               Arizona Health Facilities (Samaritan Health)
   2,590,000   5.625%, 12/01/15 MBIA Insured ..........................       Aaa/AAA           2,817,894
               Arizona Health Facilities Authority Hospital System
                  (John C. Lincoln Hospital)
   1,330,000   5.750%, 12/01/32 (pre-refunded) ........................       NR/BBB            1,483,974

                                                                              RATING
  PRINCIPAL                                                                  MOODY'S/
   AMOUNT      REVENUE BONDS (CONTINUED)                                       S&P              VALUE
------------   --------------------------------------------------------      --------       ------------
               HOSPITAL REVENUE BONDS (CONTINUED)
               Flagstaff Industrial Development Authority (Northern
                  Arizona Senior Living Center)
$  1,985,000   5.600%, 07/01/25 .......................................       NR/NR*        $   1,838,964
               Glendale Industrial Development Authority (John C.
                  Lincoln Hospital)
   2,500,000   5.000%, 12/01/35 .......................................       NR/BBB            2,256,825
               Maricopa Co. Hospital Revenue (Sun Health)
     500,000   5.000%, 04/01/16 .......................................      Baa1/BBB             500,865
   3,345,000   5.000%, 04/01/17 .......................................      Baa1/BBB           3,320,314
   2,500,000   5.000%, 04/01/35 .......................................      Baa1/BBB           2,246,450
               Maricopa Co. Industrial Development Authority
                  (Catholic Healthcare West-St. Joseph's Hospital)
   2,175,000   5.000%, 07/01/21 .......................................        A2/A             2,183,570
   2,300,000   5.375%, 07/01/23 .......................................        A2/A             2,362,675
   3,165,000   5.250%, 07/01/32 .......................................        A2/A             3,195,606
               Mesa Industrial Development Authority (Discovery
                  Health)
   4,100,000   5.750%, 01/01/25 MBIA Insured (pre-refunded) ...........       Aaa/AAA           4,346,820
   5,065,000   5.625%, 01/01/29 MBIA Insured (pre-refunded) ...........       Aaa/AAA           5,357,808
               Phoenix Industrial Development Authority (John C.
                  Lincoln Hospital)
   1,270,000   5.500%, 12/01/13 FSA Insured ...........................       Aaa/AAA           1,285,164
               Scottsdale Industrial Development Authority
                  (Scottsdale Healthcare System)
   1,710,000   5.500%, 09/01/12 AMBAC Insured .........................       Aaa/AAA           1,799,159
   9,600,000   5.800%, 12/01/31 (pre-refunded) ........................       A3/BBB+          10,546,267
               University Medical Center Hospital Revenue Bonds
     830,000   5.000%, 07/01/22 .......................................      Baa1/BBB+            800,958
   3,050,000   5.000%, 07/01/35 .......................................      Baa1/BBB+          2,759,213
               Yavapai Co. Industrial Development Authority
                  (Yavapai Regional Medical Center)
   1,130,000   5.125%, 12/01/13 FSA Insured ...........................       Aaa/AAA           1,150,781

                                                                              RATING
  PRINCIPAL                                                                  MOODY'S/
   AMOUNT      REVENUE BONDS (CONTINUED)                                       S&P              VALUE
------------   --------------------------------------------------------      --------       ------------
               HOSPITAL REVENUE BONDS (CONTINUED)
               Yuma Co. Industrial Development Authority (Yuma
                  Regional Medical Center)
$  1,320,000   5.500%, 08/01/18 FSA Insured (pre-refunded) ............       Aaa/AAA       $   1,435,408
   1,500,000   5.500%, 08/01/19 FSA Insured (pre-refunded) ............       Aaa/AAA           1,631,145
                                                                                            -------------
               Total Hospital Revenue Bonds ...........................                        57,971,044
                                                                                            -------------
               LEASE REVENUE BONDS (16.1%)
               Arizona Game & Fish Administration Building Project
   1,385,000   5.000%, 07/01/32 .......................................        A3/NR            1,388,795
               Arizona Municipal Finance Program No. 20
   1,090,000   7.700%, 08/01/10 MBIA Insured ETM ......................       Aaa/AAA           1,174,333
               Arizona State University Certificates of Participation
                  Lease Revenue Bonds
   2,000,000   5.375%, 07/01/19 MBIA Insured ..........................       Aaa/AAA           2,177,160
               Cave Creek Certificates of Participation Lease
                  Revenue Bonds
     365,000   5.750%, 07/01/19 .......................................       NR/BBB-             372,851
               Cottonwood Municipal Property Corp. Lease
                  Revenue Bonds
   1,500,000   5.000%, 07/01/29 XLCA Insured ..........................       Aaa/AAA           1,534,185
               Downtown Phoenix Hotel Corp. Lease Revenue Bonds
   4,760,000   5.250%, 07/01/26 FGIC Insured ..........................       Aaa/AAA           5,013,708
               Gilbert Public Facilities Municipal Property Corp.
                  Lease Revenue Bonds
   1,000,000   4.900%, 07/01/21 AMBAC Insured .........................       Aaa/AAA           1,032,930
               Gilbert Water Resource Municipal Property Corp.
                  Lease Revenue Bonds
     270,000   5.000%, 04/01/08 (pre-refunded) ........................       NR/NR*              271,291
   2,000,000   4.900%, 04/01/19 .......................................       NR/NR+            2,012,780
     645,000   5.000%, 04/01/17 .......................................       NR/NR*              646,013
   2,000,000   5.000%, 10/01/29 MBIA Insured ..........................       NR/AAA            2,071,640
               Green Valley Municipal Property Corp. Lease
                  Revenue Bonds
   1,250,000   5.250%, 07/01/33 .......................................       NR/BBB            1,246,513

                                                                              RATING
  PRINCIPAL                                                                  MOODY'S/
   AMOUNT      REVENUE BONDS (CONTINUED)                                       S&P              VALUE
------------   --------------------------------------------------------      --------       ------------
               LEASE REVENUE BONDS (CONTINUED)
               Navajo Co. Municipal Property Corp. Lease
                  Revenue Bonds
$  1,000,000   6.250%, 07/01/20 ACA Insured ...........................      NR/CCC***      $   1,016,540
               Nogales Municipal Development Authority
   1,000,000   5.000%, 06/01/27 AMBAC Insured .........................       Aaa/AAA           1,035,620
               Oro Valley Municipal Property Corp. Lease
                  Revenue Bonds
   1,150,000   5.550%, 07/01/17 MBIA Insured (pre-refunded) ...........       Aaa/AAA           1,176,105
   1,850,000   5.375%, 07/01/26 MBIA Insured (pre-refunded) ...........       Aaa/AAA           1,890,423
               Phoenix Civic Improvement Corp. Excise Tax
                  Revenue Bonds
   2,320,000   5.750%, 07/01/14 FGIC Insured (pre-refunded) ...........       Aaa/AAA           2,473,978
   1,000,000   5.000%, 07/01/20 FGIC Insured (pre-refunded) ...........       Aaa/AAA           1,054,980
               Phoenix Civic Improvement Corp. (Civic Plaza)
   1,000,000   zero coupon, 07/01/23 FGIC Insured (coupon .............       Aaa/AAA             853,500
               converts to 5.50% on 7/01/13)
               Phoenix Industrial Development Authority (Capital
                  Mall Project)
   2,130,000   5.250%, 09/15/17 AMBAC Insured (pre-refunded) ..........       Aaa/AAA           2,248,662
   2,000,000   5.375%, 09/15/22 AMBAC Insured (pre-refunded) ..........       Aaa/AAA           2,117,840
               Pinal Co. Certificates of Participation Lease
                  Revenue Bonds
   2,000,000   5.125%, 06/01/21 AMBAC Insured .........................       Aaa/AAA           2,082,580
   3,230,000   5.250%, 12/01/21 .......................................        NR/A-            3,370,376
   1,250,000   5.000%, 12/01/29 .......................................        NR/A-            1,252,838
               Pinal Co. Correctional Facilities
   1,470,000   5.250%, 10/01/21 ACA Insured ...........................       NR/BBB            1,443,084
               Scottsdale Municipal Property Corp. Excise Tax
                  Revenue Bonds
   3,000,000   zero coupon, 07/01/20 AMBAC Insured (coupon ............       Aaa/AAA           2,358,030
               converts to 4.50% on 7/01/13)

                                                                              RATING
  PRINCIPAL                                                                  MOODY'S/
   AMOUNT      REVENUE BONDS (CONTINUED)                                       S&P              VALUE
------------   --------------------------------------------------------      --------       ------------
               LEASE REVENUE BONDS (CONTINUED)
               Sierra Vista Municipal Property Corp. Lease
                  Revenue Bonds
$  1,265,000   5.000%, 01/01/18 AMBAC Insured .........................       Aaa/AAA       $   1,279,585
   1,225,000   5.000%, 01/01/18 AMBAC Insured .........................       Aaa/AAA           1,241,562
     700,000   5.125%, 01/01/21 AMBAC Insured .........................       Aaa/AAA             711,060
               Surprise Municipal Property Corp. Lease
                  Revenue Bonds
   2,000,000   5.700%, 07/01/20 FGIC Insured (pre-refunded) ...........       Aaa/AAA           2,097,020
   2,000,000   4.900%, 04/01/32 .......................................        NR/NR+           1,901,840
               University of Arizona Certificates of Participation
                  Lease Revenue Bonds
     500,000   5.125%, 06/01/22 AMBAC Insured (pre-refunded) ..........       Aaa/AAA             538,415
               Willcox Municipal Property Corp.
     295,000   4.625%, 07/01/21 .......................................        NR/A-              298,407
                                                                                            -------------
               Total Lease Revenue Bonds ..............................                        51,384,644
                                                                                            -------------
               MORTGAGE REVENUE BONDS (11.2%)
               Agua Fria Ranch Community Facilities District
     600,000   5.800%, 07/15/30 .......................................       NR/NR*              575,268
               Arizona Capital Facilities Finance Corp. Arizona
                  State Student Housing
   1,000,000   6.125%, 09/01/20 .......................................       Baa3/NR           1,023,020
               Gladden Farms Community Facility District
     435,000   5.500%, 07/15/31 .......................................       NR/NR*              388,194
               Maricopa Co. Industrial Development Authority
                  Multi-Family Mortgage Revenue Bonds
                  (Advantage Point Project)
     925,000   6.500%, 07/01/16 ETM ...................................       NR/AAA              941,595
               Maricopa Co. Industrial Development Authority
                  Multi-Family Mortgage Revenue Bonds (National
                  Health Project)
   1,300,000   5.500%, 01/01/18 FSA Insured ...........................       Aaa/AAA           1,452,464

                                                                              RATING
  PRINCIPAL                                                                  MOODY'S/
   AMOUNT      REVENUE BONDS (CONTINUED)                                       S&P              VALUE
------------   --------------------------------------------------------      --------       ------------
               MORTGAGE REVENUE BONDS (CONTINUED)
               Maricopa Co. Industrial Development Authority
                  Multi-Family Mortgage Revenue Bonds (Pine Ridge)
$  1,000,000   6.000%, 10/20/31 GNMA Insured ..........................       NR/AAA        $   1,054,860
               Maricopa Co. Industrial Development Authority
                  Single Family Mortgage Revenue Bonds, Escrowed
   3,330,000   zero coupon, 12/31/14 ..................................       Aaa/AAA           2,566,464
   6,620,000   zero coupon, 02/01/16 ..................................       Aaa/AAA           4,823,266
   3,565,000   zero coupon, 12/31/16 ..................................       Aaa/AAA           2,505,696
   1,763,120   5.650%, 07/01/39 AMT ...................................       Aaa/NR            1,829,960
               Merrill Ranch Community Facilities District
     472,000   5.300%, 07/01/30 .......................................       NR/NR*              419,268
               Parkway Community Facilities District No. 1
                  Prescott Valley
     120,000   5.200%, 07/15/20 .......................................       NR/NR*              112,631
     400,000   5.350%, 07/15/31 .......................................       NR/NR*              361,112
               Phoenix Industrial Development Authority Single
                  Family Mortgage Revenue
   1,770,000   zero coupon, 12/01/14 ..................................       NR/AAA            1,379,573
       5,000   5.875%, 06/01/16 GNMA Insured ..........................       NR/AAA                5,027
     370,000   5.300%, 04/01/20 AMT GNMA Insured ......................       NR/AAA              375,376
     135,000   5.350%, 06/01/20 AMT GNMA Insured ......................       NR/AAA              135,683
               Phoenix & Pima Co. Industrial Development
                  Authority Single Family Mortgage
   1,995,000   5.800%, 12/01/39 AMT GNMA Insured ......................       Aaa/NR            2,117,353
               Phoenix/Pima/ Maricopa Co. Industrial Development
                  Authority Single Family Mortgage Revenue
     794,721   5.500%, 12/01/38 AMT GNMA Insured ......................       Aaa/NR              824,920
               Pima Co. Industrial Development Authority Single
                  Family Mortgage Revenue
     170,000   6.500%, 02/01/17 .......................................        A2/NR              170,252
      15,000   6.100%, 05/01/31 AMT GNMA Insured ......................       NR/AAA               15,116

                                                                              RATING
  PRINCIPAL                                                                  MOODY'S/
   AMOUNT      REVENUE BONDS (CONTINUED)                                       S&P              VALUE
------------   --------------------------------------------------------      --------       ------------
               MORTGAGE REVENUE BONDS (CONTINUED)
               Scottsdale Waterfront Community Facilities District
$    265,000   6.000%, 07/15/27 .......................................       NR/NR*        $     257,289
     310,000   6.050%, 07/15/32 .......................................       NR/NR*              298,133
               South Campus Project Arizona State University
                  Student Housing
   1,205,000   5.625%, 09/01/28 MBIA Insured ..........................       Aaa/AAA           1,328,199
               Southern Arizona Capital Facilities Finance Corp.
                  University of Arizona Student Housing
   1,500,000   5.100%, 09/01/33 MBIA Insured (pre-refunded) ...........       Aaa/AAA           1,619,670
               Sundance Community Facilities District
   1,145,000   5.125%, 07/15/30 .......................................      Baa3/BBB-          1,032,515
               Tucson & Pima Co. Single Family Mortgage
                  Revenue Bonds, Escrowed
   4,920,000   zero coupon, 12/01/14 ..................................       Aaa/AAA           3,834,746
               Vistancia Community Facilities District
   1,000,000   4.550%, 07/15/26 .......................................       Baa1/NR             853,240
               Yuma Industrial Development Authority Multi-
                  Family Mortgage Revenue Bonds (Rio Santa Fe)
   3,000,000   6.100%, 09/20/34 AMT GNMA Insured ......................       NR/AAA            3,207,720
                                                                                            -------------
               Total Mortgage Revenue Bonds ...........................                        35,508,610
                                                                                            -------------
               UNIVERSITY REVENUE BONDS (7.5%)
               Arizona Board of Regents-Arizona State University
                  System Revenue Bonds
     735,000   5.850%, 07/01/18 FGIC Insured (pre-refunded) ...........       Aaa/AAA             772,478
   1,280,000   5.000%, 07/01/26 AMBAC Insured .........................       Aaa/AAA           1,336,870
               Arizona Board of Regents-Northern Arizona
                  University System Revenue Bonds
   1,000,000   5.000%, 06/01/32 AMBAC Insured .........................       Aaa/AAA           1,038,750
   1,200,000   5.500%, 06/01/34 FGIC Insured (pre-refunded) ...........       Aaa/AAA           1,344,708

                                                                              RATING
  PRINCIPAL                                                                  MOODY'S/
   AMOUNT      REVENUE BONDS (CONTINUED)                                       S&P              VALUE
------------   --------------------------------------------------------      --------       ------------
               UNIVERSITY REVENUE BONDS (CONTINUED)
               Arizona Board of Regents-University of Arizona
                  System Revenue Bonds
$    490,000   5.250%, 06/01/14 FSA Insured ...........................       Aaa/AAA       $     494,018
   1,000,000   5.500%, 06/01/16 FGIC Insured (pre-refunded) ...........       Aaa/AAA           1,046,190
   2,385,000   5.000%, 06/01/21 FGIC Insured ..........................       Aaa/AAA           2,489,272
     750,000   5.800%, 06/01/24 FGIC Insured (pre-refunded) ...........       Aaa/AAA             788,790
               Arizona Educational Loan Marketing Corp.
   1,720,000   5.700%, 12/01/08 AMT ...................................      A2/NR+++           1,736,718
               Arizona Student Loan Revenue
   1,000,000   5.875%, 05/01/18 AMT ...................................       Aaa/NR            1,046,700
   1,000,000   5.900%, 05/01/19 AMT ...................................       Aaa/NR            1,046,410
   1,000,000   6.150%, 05/01/29 AMT ...................................        A2/NR            1,038,370
               Glendale Industrial Development Authority
                  (Midwestern University)
     550,000   5.250%, 05/15/13 .......................................        NR/A-              591,663
   1,010,000   5.250%, 05/15/14 .......................................        NR/A-            1,094,426
     500,000   5.750%, 05/15/21 (pre-refunded) ........................       NR/AAA              545,500
   1,215,000   5.375%, 05/15/28 .......................................        NR/A-            1,231,597
   1,035,000   5.375%, 05/15/28 (pre-refunded) ........................       NR/AAA            1,054,386
   1,000,000   5.875%, 05/15/31 (pre-refunded) ........................       NR/AAA            1,094,950
               Mohave Co. Community College District
                  Revenue Bonds
     470,000   4.850%, 03/01/15 AMBAC Insured .........................       Aaa/AAA             482,173
               Pinal Co. Community College District Revenue Bonds
     555,000   5.100%, 07/01/14 AMBAC Insured (pre-refunded) ..........      Aaa/NR++++           566,389
               Yavapai Co. Community College District
                  Revenue Bonds
     500,000   6.000%, 07/01/12 .......................................        NR/A-              505,620
               Yuma & La Paz Co. Community College District
   2,500,000   5.000%, 07/01/28 MBIA Insured ..........................       Aaa/AAA           2,603,525
                                                                                            -------------
               Total University Revenue Bonds .........................                        23,949,503
                                                                                            -------------

                                                                              RATING
  PRINCIPAL                                                                  MOODY'S/
   AMOUNT      REVENUE BONDS (CONTINUED)                                       S&P              VALUE
------------   --------------------------------------------------------      --------       ------------
               UTILITY REVENUE BONDS (13.0%)
               Arizona Power Authority (Hoover Dam Project)
                  Revenue Bonds
$  1,500,000   5.250%, 10/01/15 .......................................       Aa2/AA        $   1,669,065
   3,500,000   5.250%, 10/01/16 .......................................       Aa2/AA            3,910,130
   1,220,000   5.250%, 10/01/17 .......................................       Aa2/AA            1,367,059
               Arizona Wastewater Management Authority
                  Revenue Bonds
   1,940,000   5.600%, 07/01/12 AMBAC Insured .........................       Aaa/AAA           1,963,299
               Arizona Water Infrastructure Finance Authority
                  Revenue Bonds
   1,465,000   5.750%, 10/01/11 .......................................      Aaa/NR++           1,544,901
   2,500,000   5.375%, 10/01/16 (pre-refunded) ........................      Aaa/NR++           2,693,850
   2,000,000   5.500%, 10/01/17 .......................................      Aaa/NR++           2,098,920
     650,000   5.000%, 10/01/22 .......................................       Aaa/AAA             690,404
               Central Arizona Water Conservation District
                  Revenue Bonds
   2,600,000   5.500%, 11/01/09 .......................................       Aa2/AA-           2,709,304
   2,250,000   5.500%, 11/01/10 .......................................       Aa2/AA-           2,391,750
               Pima Co. Industrial Development Authority (Tucson
                  Electric), Revenue Bonds
     680,000   7.250%, 07/15/10 FSA Insured ...........................       Aaa/AAA             682,271
               Salt River Project Agricultural Improvement and
                  Power Revenue Bonds
   2,000,000   5.500%, 01/01/10 .......................................       Aa1/AA            2,093,600
   1,000,000   5.250%, 01/01/13 .......................................       Aa1/AA            1,080,750
   1,000,000   5.250%, 01/01/15 .......................................       Aa1/AA            1,075,700
   2,000,000   5.250%, 01/01/18 .......................................       Aa1/AA            2,131,340
   5,000,000   5.250%, 01/01/19 .......................................       Aa1/AA            5,328,350
   4,000,000   5.000%, 01/01/37 .......................................       Aa1/AA            4,160,240
               Salt Verde Finance Corp. Gas Revenue
   4,000,000   5.000%, 12/01/37 .......................................       Aa3/AA-           3,803,520
                                                                                            -------------
               Total Utility Revenue Bonds ............................                        41,394,453
                                                                                            -------------
               Total Revenue Bonds ....................................                       257,719,540
                                                                                            -------------

                                                                              RATING
  PRINCIPAL                                                                  MOODY'S/
   AMOUNT      REVENUE BONDS (CONTINUED)                                       S&P              VALUE
------------   --------------------------------------------------------      --------       ------------
               U.S. TERRITORIAL BONDS (0.7%)
               Puerto Rico Highway & Transportation Revenue Bonds
$  2,000,000   5.500%, 07/01/19 FSA Insured ...........................       Aaa/AAA       $   2,284,140
                                                                                            -------------
               Total U.S. Territorial Bonds ...........................                         2,284,140
                                                                                            -------------
               Total Investments (cost $302,893,061-note 4) ...........        98.0%          312,346,042
               Other assets less liabilities ..........................         2.0             6,511,824
                                                                             ------         -------------
               Net Assets .............................................       100.0%        $ 318,857,866
                                                                             ======         =============

                                                                      PERCENT
      PORTFOLIO DISTRIBUTION BY QUALITY RATING                      OF PORTFOLIO
      ----------------------------------------                      ------------
      Aaa of Moody's or AAA of S&P or Fitch ..................          44.1%
      Pre-refunded bonds**** .................................          23.9%
      Aa of Moody's or AA of S&P .............................          11.1%
      A of Moody's or S&P or Fitch ...........................           9.5%
      Baa of Moody's or BBB of S&P or Fitch ..................           8.5%
      CCC of S&P*** ..........................................           0.6%
      Not rated* .............................................           2.3%
                                                                      ------
                                                                       100.0%
                                                                      ======

      *     Any security not rated (NR) by any of the approved  rating  services has been determined by the Manager to have sufficient  quality to be ranked in the top four credit  ratings if a credit rating were to be assigned by a rating service.
      **    Illiquid securities:  Considered illiquid because of restrictions as to sale. The securities represent 0.6% of net assets.
      ***   On January 11, 2008, S&P suspended their rating on this security.
      ****  Pre-refunded bonds are bonds for which U.S.  Government  Obligations have been placed in escrow to retire the bonds at their earliest call date.

      FITCH RATINGS
      -------------
      +     BBB+ or BBB
      ++    AAA
      +++   A-
      ++++  AA

                             PORTFOLIO ABBREVIATIONS
          -------------------------------------------------------------
          ACA    -  American Capital Assurance Financial Guaranty Corp.
          AMBAC  -  American Municipal Bond Assurance Corp.
          AMT    -  Alternative Minimum Tax
          ETM    -  Escrowed to Maturity
          FGIC   -  Financial Guaranty Insurance Co.
          FSA    -  Financial Security Assurance
          GNMA   -  Government National Mortgage Association
          MBIA   -  Municipal Bond Investors Assurance
          NR     -  Not Rated
          XLCA   -  XL Capital Assurance

                See accompanying notes to financial statements.

                            TAX-FREE TRUST OF ARIZONA
                       STATEMENT OF ASSETS AND LIABILITIES
                          DECEMBER 31, 2007 (UNAUDITED)

ASSETS
     Investments at value (cost $302,893,061) .........................................    $312,346,042
     Cash .............................................................................       1,764,332
     Interest receivable ..............................................................       5,506,445
     Receivable for investment securities sold ........................................         552,407
     Receivable for Trust shares sold .................................................         253,946
     Other assets .....................................................................          22,865
                                                                                           ------------
     Total assets .....................................................................     320,446,037
                                                                                           ------------
LIABILITIES
     Payable for investment securities purchased ......................................         929,530
     Payable for Trust shares redeemed ................................................         245,022
     Dividends payable ................................................................         190,310
     Management fee payable ...........................................................         108,403
     Distribution and service fees payable ............................................          44,299
     Accrued expenses .................................................................          70,607
                                                                                           ------------
     Total liabilities ................................................................       1,588,171
                                                                                           ------------
NET ASSETS ............................................................................    $318,857,866
                                                                                           ============
   Net Assets consist of:
   Capital Stock - Authorized an unlimited number of shares, par value $0.01 per share$         306,964
   Additional paid-in capital .........................................................     308,448,517
   Net unrealized appreciation on investments (note 4) ................................       9,452,981
   Accumulated net realized gain on investments .......................................         350,313
   Undistributed net investment income ................................................         299,091
                                                                                           ------------
                                                                                           $318,857,866
                                                                                           ============
CLASS A
   Net Assets .........................................................................    $307,383,749
                                                                                           ============
   Capital shares outstanding .........................................................      29,593,026
                                                                                           ============
   Net asset value and redemption price per share .....................................    $      10.39
                                                                                           ============
   Offering price per share (100/96 of $10.39 adjusted to nearest cent) ...............    $      10.82
                                                                                           ============
CLASS C
   Net Assets .........................................................................    $  5,838,920
                                                                                           ============
   Capital shares outstanding .........................................................         562,161
                                                                                           ============
   Net asset value and offering price per share .......................................    $      10.39
                                                                                           ============
   Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
      during the first 12 months after purchase) ......................................    $      10.39*
                                                                                           ============
CLASS Y
   Net Assets .........................................................................    $  5,635,197
                                                                                           ============
   Capital shares outstanding .........................................................         541,196
                                                                                           ============
   Net asset value, offering and redemption price per share ...........................    $      10.41
                                                                                           ============

                See accompanying notes to financial statements.

                            TAX-FREE TRUST OF ARIZONA
                             STATEMENT OF OPERATIONS
                 SIX MONTHS ENDED DECEMBER 31, 2007 (UNAUDITED)

INVESTMENT INCOME:

     Interest income                                                                       $    7,849,553

Expenses:

     Management fee (note 3)                                             $       649,224
     Distribution and service fees (note 3)                                      267,209
     Transfer and shareholder servicing agent fees                               109,066
     Trustees' fees and expenses (note 8)                                         66,888
     Legal fees (note 3)                                                          33,188
     Shareholders' reports and proxy statements                                   28,500
     Registration fees and dues                                                   15,802
     Custodian fees                                                               14,050
     Auditing and tax fees                                                        10,586
     Insurance                                                                     7,481
     Chief compliance officer (note 3)                                             2,291
     Miscellaneous                                                                37,251
                                                                         ---------------
     Total expenses                                                            1,241,536

     Expenses paid indirectly (note 6)                                           (17,641)
                                                                         ---------------
     Net expenses                                                                               1,223,895
                                                                                            -------------
     Net investment income                                                                      6,625,658

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

     Net realized gain (loss) from securities transactions                       602,517
     Change in unrealized appreciation on investments                            337,040
                                                                         ---------------
     Net realized and unrealized gain (loss) on investments                                       939,557
                                                                                            -------------
     Net change in net assets resulting from operations                                     $   7,565,215
                                                                                            =============

                See accompanying notes to financial statements.

                            TAX-FREE TRUST OF ARIZONA
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                             SIX MONTHS ENDED
                                                             DECEMBER 31, 2007     YEAR ENDED
                                                                (UNAUDITED)       JUNE 30, 2007
                                                             -----------------    -------------
OPERATIONS:
   Net investment income .................................     $   6,625,658      $  14,077,093
   Net realized gain (loss) from securities transactions .           602,517          1,556,331
   Change in unrealized appreciation on investments ......           337,040         (1,238,223)
                                                               -------------      -------------
      Change in net assets resulting from operations .....         7,565,215         14,395,201
                                                               -------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS (note 10):
   Class A Shares:
   Net investment income .................................        (6,438,712)       (13,829,160)
   Net realized gain on investments ......................        (1,228,524)        (1,662,405)

   Class C Shares:
   Net investment income .................................          (101,261)          (217,015)
   Net realized gain on investments ......................           (23,338)           (32,522)

   Class Y Shares:
   Net investment income .................................           (77,426)          (100,092)
   Net realized gain on investments ......................           (21,730)           (11,331)
                                                               -------------      -------------
      Change in net assets from distributions ............        (7,890,991)       (15,852,525)
                                                               -------------      -------------
CAPITAL SHARE TRANSACTIONS (note 7):
   Proceeds from shares sold .............................         9,986,370         18,821,846
   Reinvested dividends and distributions ................         4,714,872          9,272,319
   Cost of shares redeemed ...............................       (23,416,109)       (62,181,748)
                                                               -------------      -------------
      Change in net assets from capital share transactions        (8,714,867)       (34,087,583)
                                                               -------------      -------------
      Change in net assets ...............................        (9,040,643)       (35,544,907)

NET ASSETS:
   Beginning of period ...................................       327,898,509        363,443,416
                                                               -------------      -------------

   End of period* ........................................     $ 318,857,866      $ 327,898,509
                                                               =============      =============

   *Includes undistributed net investment income of: .....     $     299,091      $     290,832
                                                               =============      =============

                See accompanying notes to financial statements.

                            TAX-FREE TRUST OF ARIZONA
                          NOTES TO FINANCIAL STATEMENTS
                          DECEMBER 31, 2007 (UNAUDITED)

1. ORGANIZATION

      Tax-Free Trust of Arizona (the "Trust"), a non-diversified, open-end investment company, was organized on October 17, 1985, as a Massachusetts business trust and commenced operations on March 13, 1986. The Trust is authorized to issue an unlimited number of shares and, since its inception to April 1, 1996, offered only one class of shares. On that date, the Trust began offering two additional classes of shares, Class C and Class Y Shares. All shares outstanding prior to that date were designated as Class A Shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C Shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y Shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y Shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On October 31, 1997, the Trust established Class I Shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. As of the report date, there were no Class I Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If market quotations or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

c) FEDERAL INCOME TAXES: It is the policy of the Trust to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) MULTIPLE CLASS ALLOCATION: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

f) ACCOUNTING PRONOUNCEMENTS: In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Trust's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. FIN 48 was effective for the Trust on December 31, 2007 and there were no uncertain tax positions to be reflected in the Trust's financial statements.

      In  September  2006,  FASB issued  FASB  Statement  No.  157,  "Fair Value
      Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes adoption of SFAS 157 will have no material impact on the Trust's financial statements.

3. FEES AND RELATED PARTY TRANSACTIONS

a) MANAGEMENT ARRANGEMENTS:

      Aquila Investment Management LLC (the "Manager"), a wholly-owned subsidiary of Aquila Management Corporation, the Trust's founder and sponsor, serves as the Manager for the Trust under an Advisory and Administration Agreement with the Trust. Under the Advisory and Administration Agreement, the Manager provides all investment management and administrative services to the Trust. The Manager's services include providing the office of the Trust and all related services as well as managing relationships with all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40 of 1% on the Trust's net assets.

      Under a Compliance Agreement with the Manager, the Manager is compensated for Chief Compliance Officer related services provided to enable the Trust to comply with Rule 38a-1 of the Investment Company Act of 1940.

      Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Trust's Prospectus and Statement of Additional Information.

b) DISTRIBUTION AND SERVICE FEES:

      The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940, as amended. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make distribution fee payments to broker-dealers or others ("Qualified
Recipients") selected by Aquila Distributors, Inc. ("the Distributor") including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust's shares or servicing of shareholder accounts. The Trust makes payment of this service fee at the annual rate of 0.15% of the Trust's average net assets represented by Class A Shares. For the six months ended December 31, 2007, distribution fees on Class A Shares amounted to $236,000, of which the Distributor retained $11,996.

      Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust's Class C Shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust's average net assets represented by Class C Shares and for the six months ended December 31, 2007 amounted to $23,407. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust's average net assets represented by Class C Shares and for the six months ended December 31, 2007, amounted to $7,802. The total of these payments with respect to Class C Shares amounted to $31,209, of which the Distributor retained $7,279.

      Specific details about the Plans are more fully defined in the Trust's Prospectus and Statement of Additional Information.

      Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust's shares. Through agreements between the Distributor and various brokerage and advisory firms ("intermediaries"), the Trust's shares are sold primarily through the facilities of these intermediaries having offices within Arizona, with the bulk of sales commissions inuring to such intermediaries. For the six months ended December 31, 2007, total commissions on sales of Class A Shares amounted to $104,723, of which the Distributor received $20,152.

c) OTHER RELATED PARTY TRANSACTIONS

      For the six months ended December 31, 2007, the Trust incurred $32,623 of legal fees allocable to Butzel Long PC, counsel to the Trust, for legal services in conjunction with the Trust's ongoing operations. The Secretary of the Trust is a shareholder in that firm.

4. PURCHASES AND SALES OF SECURITIES

      During the six months ended December 31, 2007, purchases of securities and proceeds from the sales of securities aggregated $22,299,815 and $39,819,627, respectively.

      At December 31, 2007, the aggregate tax cost for all securities was $302,606,071. At December 31, 2007, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $12,158,506 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $2,418,535 for a net unrealized appreciation of $9,739,971.

5. PORTFOLIO ORIENTATION

      Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Arizona, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Arizona and whatever effects these may have upon Arizona issuers' ability to meet their obligations. The Trust is also permitted to invest in U.S. territorial municipal obligations meeting comparable quality standards and providing income which is exempt from both regular Federal and Arizona income taxes. The general policy of the Trust is to invest in such securities only when comparable securities of Arizona issuers are not available in the market. At December 31, 2007, the Trust had 0.7% of its net assets invested in one such municipal issue.

6. EXPENSES

      The Trust has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

7. CAPITAL SHARE TRANSACTIONS

      Transactions in Capital Shares of the Trust were as follows:

                                         SIX MONTHS ENDED
                                         DECEMBER 31, 2007                     YEAR ENDED
                                           (UNAUDITED)                        JUNE 30, 2007
                                 ------------------------------      ------------------------------
                                    SHARES            AMOUNT            SHARES            AMOUNT
                                 ------------      ------------      ------------      ------------
CLASS A SHARES:
   Proceeds from shares sold          648,661      $  6,758,143         1,556,506      $ 16,451,232
   Reinvested distributions           441,234         4,586,632           855,577         9,047,047
   Cost of shares redeemed .       (2,127,963)      (22,151,008)       (5,693,886)      (60,147,329)
                                 ------------      ------------      ------------      ------------
   Net change ..............       (1,038,068)      (10,806,233)       (3,281,803)     (34,649,050))
                                 ------------      ------------      ------------      ------------
CLASS C SHARES:
   Proceeds from shares sold           39,342           410,299           122,154         1,295,636
   Reinvested distributions             7,248            75,336            15,244           161,179
   Cost of shares redeemed .         (116,607)       (1,215,323)         (160,061)       (1,686,704)
                                 ------------      ------------      ------------      ------------
   Net change ..............          (70,017)         (729,688)          (22,663)         (229,889)
                                 ------------      ------------      ------------      ------------
CLASS Y SHARES:
   Proceeds from shares sold          269,764         2,817,928           101,343         1,074,978
   Reinvested distributions             5,070            52,904             6,052            64,093
   Cost of shares redeemed .           (4,814)          (49,778)          (32,802)         (347,715)
                                 ------------      ------------      ------------      ------------
   Net change ..............          270,020         2,821,054            74,593           791,356
                                 ------------      ------------      ------------      ------------
Total transactions in Trust
   shares ..................         (838,065)     $ (8,714,867)       (3,229,873)     $(34,087,583)
                                 ============      ============      ============      ============

8. TRUSTEES' FEES AND EXPENSES

      At December 31, 2007 there were 6 Trustees, one of which is affiliated with the Manager and is not paid any fees. The total amount of Trustees' service and attendance fees paid during the six months ended December 31, 2007 was $53,184, to cover carrying out their responsibilities and attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting. When additional meetings (Audit, Nominating and special meetings) are held the meeting fees are paid to those Trustees in attendance. Trustees are reimbursed for their expenses such as travel, accommodations, and meals incurred in connection with attendance at Board Meetings and at the Annual Meeting and Outreach Meetings of Shareholders. For the six months ended December 31, 2007, such meeting-related expenses amounted to $13,704.

9. SECURITIES TRADED ON A WHEN-ISSUED BASIS

      The Trust may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Trust with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Trust at the time of entering into the transaction. Beginning on the date the Trust enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the amount of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. INCOME TAX INFORMATION AND DISTRIBUTIONS

      The Trust declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. These distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option.

      The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Arizona income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust's net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax.

      Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on the net assets or net assets per share. For the year ended June 30, 2007 the Trust increased undistributed net investment income by $241,408, decreased accumulated net realized gain on investments by $41,603 and decreased additional paid-in capital by $199,805.

      The tax character of distributions:

                                                  Year Ended June 30,
                                                 2007              2006
                                             -----------       -----------
      Net tax-exempt income$                  14,146,196       $15,108,207
      Ordinary income                                 71           141,986
      Long-term capital gain                   1,706,258         2,588,468
                                             -----------       -----------
                                             $15,852,525       $17,838,661
                                             ===========       ===========

      As of June 30, 2007, the components of distributable earnings on a tax basis were as follows:

      Undistributed tax-exempt income        $    188,554
      Undistributed long-term capital gain      1,021,388
      Unrealized appreciation                   9,406,377
      Other temporary differences                (188,554)
                                             ------------
                                             $ 10,427,765
                                             ============

      At June 30, 2007, the difference between book basis and tax basis unrealized appreciation was attributable primarily to the treatment of accretion of discounts and amortization of premiums.

11. RECENT DEVELOPMENTS

      In late May, 2007, the U. S. Supreme Court agreed to hear an appeal in Department of Revenue of Kentucky v. Davis, a case concerning the constitutionality of differential tax treatment for interest from in-state vs. out-of-state municipal securities, a practice which is common among the majority of the states. If the U.S. Supreme Court affirms the prior decision, Kentucky (and all other states that differentially tax interest on municipal bonds) may then be required to accord equal income tax treatment to all municipal bond interest. While it is impossible to predict the consequences of such an outcome, they may include effects on the net asset values of the shares, and/or on the tax treatment of the dividends, of some or all single-state municipal bond funds, including the Trust. The U.S. Supreme Court heard the case on November 5, 2007 and is expected to hand a decision down in 2008.

      Over the past few months, municipal bond insurance companies have been under review by the three major rating agencies Standard & Poor's, Moody's and Fitch. The ratings of some of the insurance companies have now either been downgraded and/or have a negative outlook. The financial markets continue to assess the severity of the losses caused by the subprime credit crisis and its impact on municipal bond insurance companies and insured municipal bond prices.

                            TAX-FREE TRUST OF ARIZONA
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                               Class A
                                                       Six Months      ----------------------------------------------------------
                                                         Ended                            Year Ended June 30,
                                                        12/31/07       ----------------------------------------------------------
                                                      (unaudited)        2007        2006        2005         2004         2003
                                                      -----------      --------    --------    --------     --------     --------
Net asset value, beginning of period ...............    $  10.40       $  10.45    $  10.92    $  10.64     $  11.08     $  10.65
                                                        --------       --------    --------    --------     --------     --------
Income from investment operations:
  Net investment income ............................        0.22++         0.43+       0.42+       0.43+        0.44+        0.45+
  Net gain (loss) on securities (both realized
    and unrealized) ................................        0.03             --       (0.40)       0.28        (0.44)        0.43
                                                        --------       --------    --------    --------     --------     --------
  Total from investment operations .................        0.25           0.43        0.02        0.71         0.00         0.88
                                                        --------       --------    --------    --------     --------     --------
Less distributions (note 10):
  Dividends from net investment income .............       (0.22)         (0.43)      (0.42)      (0.43)       (0.44)       (0.45)
  Distributions from capital gains .................       (0.04)         (0.05)      (0.07)         -*           --           --
                                                        --------       --------    --------    --------     --------     --------
  Total distributions ..............................       (0.26)         (0.48)      (0.49)      (0.43)       (0.44)       (0.45)
                                                        --------       --------    --------    --------     --------     --------
Net asset value, end of period .....................    $  10.39       $  10.40    $  10.45    $  10.92     $  10.64     $  11.08
                                                        ========       ========    ========    ========     ========     ========
Total return (not reflecting sales charge) .........        2.39%**        4.11%       0.22%       6.79%       (0.04)%       8.41%

Ratios/supplemental data
  Net assets, end of period (in thousands) .........    $307,384       $318,499    $354,538    $396,840     $413,915     $471,310
  Ratio of expenses to average net assets ..........        0.75%***       0.75%       0.76%       0.74%        0.70%        0.70%
  Ratio of net investment income to average
    net assets .....................................        4.10%***       4.00%       3.96%       3.95%        4.03%        4.13%
  Portfolio turnover rate ..........................        7.03%**       13.63%      19.34%      19.54%       15.08%       19.71%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets ..........        0.74%***       0.74%       0.75%       0.73%        0.70%        0.70%

----------
+     Per share amounts have been  calculated  using the monthly  average shares method.
++    Per share  amounts have been  calculated  using the daily  average  shares method.
*     Amount represents less than $0.01.
**    Not annualized.
***   Annualized.

Note: On August 1, 2004, Aquila Investment Management LLC assumed full investment management responsibilities, replacing Banc One Investment Advisors Corporation, the Trust's Investment Sub-Adviser.

                See accompanying notes to financial statements.

                            TAX-FREE TRUST OF ARIZONA
                        FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                     Class C
                                                -----------------------------------------------------------------------------
                                                 Six Months
                                                   Ended                              Year Ended June 30,
                                                  12/31/07        -----------------------------------------------------------
                                                (unaudited)         2007         2006         2005         2004         2003
                                                -----------       -------      -------      -------      -------      -------
Net asset value, beginning of period .........    $ 10.40         $ 10.45      $ 10.92      $ 10.64      $ 11.08      $ 10.66
                                                  -------         -------      -------      -------      -------      -------
Income from investment operations
  Net investment income ......................       0.17++          0.34+        0.33+        0.34+        0.34+        0.36+
  Net gain (loss) on securities (both realized
    and unrealized) ..........................       0.03              --        (0.40)        0.28        (0.44)        0.42
                                                  -------         -------      -------      -------      -------      -------
  Total from investment operations ...........       0.20            0.34        (0.07)        0.62        (0.10)        0.78
                                                  -------         -------      -------      -------      -------      -------
Less distributions (note 10):
  Dividends from net investment income .......      (0.17)          (0.34)       (0.33)       (0.34)       (0.34)       (0.36)
  Distributions from capital gains ...........      (0.04)          (0.05)       (0.07)          -*           --           --
                                                  -------         -------      -------      -------      -------      -------
  Total distributions ........................      (0.21)          (0.39)       (0.40)       (0.34)       (0.34)       (0.36)
                                                  -------         -------      -------      -------      -------      -------
Net asset value, end of period ...............    $ 10.39         $ 10.40      $ 10.45      $ 10.92      $ 10.64      $ 11.08
                                                  =======         =======      =======      =======      =======      =======
Total return (not reflecting sales charge) ...       1.96%**         3.23%       (0.63)%       5.89%       (0.89)%       7.40%

Ratios/supplemental data
  Net assets, end of period (in thousands) ...    $ 5,839         $ 6,573      $ 6,846      $10,441      $11,325      $11,307
  Ratio of expenses to average net assets ....       1.61%***        1.60%        1.61%        1.59%        1.55%        1.55%
  Ratio of net investment income to average
    net assets ...............................       3.25%***        3.15%        3.11%        3.10%        3.17%        3.26%
  Portfolio turnover rate ....................       7.03%**        13.63%       19.34%       19.54%       15.08%       19.71%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets ....       1.59%***        1.59%        1.61%        1.58%        1.55%        1.55%

                                                                                      Class Y
                                                -----------------------------------------------------------------------------
                                                Six Months
                                                   Ended                               Year Ended June 30,
                                                 12/31/07         -----------------------------------------------------------
                                                (unaudited)         2007         2006         2005         2004         2003
                                                -----------       -------      -------      -------      -------      -------
Net asset value, beginning of period .........    $ 10.42         $ 10.48      $ 10.95      $ 10.67      $ 11.11      $ 10.68
                                                  -------         -------      -------      -------      -------      -------
Income from investment operations
  Net investment income ......................       0.22++          0.44+        0.44+        0.45+        0.45+        0.47+
  Net gain (loss) on securities (both realized
    and unrealized) ..........................       0.03           (0.01)       (0.40)        0.28        (0.44)        0.43
                                                  -------         -------      -------      -------      -------      -------
  Total from investment operations ...........       0.25            0.43         0.04         0.73         0.01         0.90
                                                  -------         -------      -------      -------      -------      -------
Less distributions (note 10):
  Dividends from net investment income .......      (0.22)          (0.44)       (0.44)       (0.45)       (0.45)       (0.47)
  Distributions from capital gains ...........      (0.04)          (0.05)       (0.07)          -*           --           --
                                                  -------         -------      -------      -------      -------      -------
  Total distributions ........................      (0.26)          (0.49)       (0.51)       (0.45)       (0.45)       (0.47)
                                                  -------         -------      -------      -------      -------      -------
Net asset value, end of period ...............    $ 10.41         $ 10.42      $ 10.48      $ 10.95      $ 10.67      $ 11.11
                                                  =======         =======      =======      =======      =======      =======
Total return (not reflecting sales charge) ...       2.47%**         4.16%        0.38%        6.95%        0.12%        8.56%

Ratios/supplemental data
  Net assets, end of period (in thousands) ...    $ 5,635         $ 2,826      $ 2,060      $ 1,787      $ 1,640      $ 3,784
  Ratio of expenses to average net assets ....       0.59%***        0.60%        0.61%        0.59%        0.56%        0.55%
  Ratio of net investment income to average
    net assets ...............................       4.19%***        4.14%        4.11%        4.10%        4.19%        4.25%
  Portfolio turnover rate ....................       7.03%**        13.63%       19.34%       19.54%       15.08%       19.71%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets ....       0.58%***        0.59%        0.60%        0.58%        0.55%        0.55%

----------
+     Per share amounts have been  calculated  using the monthly  average shares method.
++    Per share  amounts have been  calculated  using the daily  average  shares method.
*     Amount represents less than $0.01.
**    Not annualized.
***   Annualized.

Note: On August 1, 2004, Aquila Investment Management LLC assumed full investment management responsibilities, replacing Banc One Investment Advisors Corporation, the Trust's Investment Sub-Adviser.


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

ANALYSIS OF EXPENSES (UNAUDITED)

      As a shareholder of the Trust, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges ("CDSC") with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Trust expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

      The table below is based on an investment of $1,000 invested on July 1, 2007 and held for the six months ended December 31, 2007.

ACTUAL EXPENSES

      This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

SIX MONTHS ENDED DECEMBER 31, 2007

                          ACTUAL
                       TOTAL RETURN      BEGINNING     ENDING        EXPENSES
                          WITHOUT         ACCOUNT      ACCOUNT     PAID DURING
                      SALES CHARGES(1)     VALUE        VALUE      THE PERIOD(2)
--------------------------------------------------------------------------------
Class A                    2.39%         $1,000.00    $1,023.90       $3.76
--------------------------------------------------------------------------------
Class C                    1.96%         $1,000.00    $1,019.60       $8.07
--------------------------------------------------------------------------------
Class Y                    2.47%         $1,000.00    $1,024.70       $2.95
--------------------------------------------------------------------------------

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE AND DOES NOT REFLECT THE DEDUCTION OF THE APPLICABLE SALES CHARGES WITH RESPECT TO CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES ("CDSC") WITH RESPECT TO CLASS C SHARES. TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

(2) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.74%, 1.59% AND 0.58% FOR THE TRUST'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Trust and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Trust with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

      Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of contingent deferred sales charges ("CDSC") with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

SIX MONTHS ENDED DECEMBER 31, 2007

                      HYPOTHETICAL
                       ANNUALIZED      BEGINNING       ENDING        EXPENSES
                         TOTAL          ACCOUNT       ACCOUNT      PAID DURING
                        RETURN           VALUE         VALUE       THE PERIOD(1)
--------------------------------------------------------------------------------
Class A                  5.00%         $1,000.00     $1,021.42         $3.76
--------------------------------------------------------------------------------
Class C                  5.00%         $1,000.00     $1,017.14         $8.06
--------------------------------------------------------------------------------
Class Y                  5.00%         $1,000.00     $1,022.22         $2.95
--------------------------------------------------------------------------------

(1) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.74%, 1.59% AND 0.58% FOR THE TRUST'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    SHAREHOLDER MEETING RESULTS (UNAUDITED)

      The Annual Meeting of Shareholders of Tax-Free Trust of Arizona (the "Trust") was held on October 24, 2007. The holders of shares representing 77% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes for each matter are presented below).

1.    To elect Trustees.

                                    Dollar Amount of Votes:
                                    -----------------------
        Trustee                     For                 Withheld
        -------                     ---                 --------
        Ernest Calderon             $249,854,088        $2,291,214
        Thomas W. Courtney          $249,762,665        $2,382,648
        Grady Gammage, Jr.          $249,787,857        $2,357,445
        Diana P. Herrmann           $249,890,336        $2,254,455
        John C. Lucking             $250,011,576        $2,133,727
        Anne J. Mills               $249,863,088        $2,282,225

2. To act on the selection of Tait, Weller & Baker LLP as the Trust's independent registered public accounting firm.

                                    Dollar Amount of Votes:
                                    -----------------------
                                    For              Against         Abstain
                                    ---              -------         -------
                                    $246,419,861     $2,899,156      $2,826,285

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INFORMATION AVAILABLE (UNAUDITED)

      Much of the information that the funds in the Aquila Group of Funds(R) produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent the entire list of portfolio securities of your Trust twice a year in the semi-annual and annual reports you receive. Additionally, we prepare, and have available, portfolio listings at the end of each quarter. Whenever you may be interested in seeing a listing of your Trust's portfolio other than in your shareholder reports, please check our website (www.aquilafunds.com) or call us at 1-800-437-1020.

      The Trust additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, DC or by calling 1-800-SEC-0330.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PROXY VOTING RECORD (UNAUDITED)

      The Trust does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2007 with respect to which the Trust was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

--------------------------------------------------------------------------------

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


FOUNDERS
   Lacy B. Herrmann, Chairman Emeritus
   Aquila Management Corporation

MANAGER
   AQUILA INVESTMENT MANAGEMENT LLC
   380 Madison Avenue, Suite 2300
   New York, New York 10017

BOARD OF TRUSTEES
   Anne J. Mills, Chair
   Ernest Calder
   Thomas W. Courtney
   Grady Gammage, Jr.
   Diana P. Herrmann
   John C. Lucking

OFFICERS
   Diana P. Herrmann, President
   Todd W. Curtis, Senior Vice President and Portfolio Manager
   Alan R. Stockman, Senior Vice President
   Kimball L. Young, Senior Vice President
   Robert W. Anderson, Chief Compliance Officer
   Joseph P. DiMaggio, Chief Financial Officer and Treasurer
   Edward M.W. Hines, Secretary

DISTRIBUTOR
   AQUILA DISTRIBUTORS, INC.
   380 Madison Avenue, Suite 2300
   New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
   PFPC INC.
   101 Sabin Street
   Pawtucket, RI 02860

CUSTODIAN
   JPMORGAN CHASE BANK, N.A.
   1111 Polaris Parkway
   Columbus, Ohio 43040

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
   TAIT, WELLER & BAKER LLP
   1818 Market Street, Suite 2400
   Philadelphia, PA 19103

Further information is contained in the Prospectus, which must precede or accompany this report.







ITEM 2.  CODE OF ETHICS.

	Not Applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

	Not ap plicable.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

	Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

	Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

	Included in Item 1 above

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

   	Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

	Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

	Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

	The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.  EXHIBITS.


 (a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.





SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

TAX-FREE TRUST OF ARIZONA


By:  /s/  Diana P. Herrmann
- - ---------------------------------
President and Trustee
March 7, 2008


By:  /s/  Joseph P. DiMaggio
- - -----------------------------------
Chief Financial Officer and Treasurer
March 7, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/  Diana P. Herrmann
- - ---------------------------------
Diana P. Herrmann
President and Trustee
March 7, 2008



By:  /s/  Joseph P. DiMaggio
- - -----------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
March 7, 2008





TAX-FREE TRUST OF ARIZONA

EXHIBIT INDEX


(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.